Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 80.6% of Net Assets

Non-Convertible Bonds — 79.1%
	ABS Other — 0.0%
$66,527	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	$66,417
	Aerospace & Defense — 1.3%
520,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	536,819
230,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	239,275
645,000	TransDigm, Inc., 4.625%, 1/15/2029	640,724
680,000	TransDigm, Inc., 6.250%, 1/31/2034(a)	705,623
160,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	164,180
1,110,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,131,357
		3,417,978
	Automotive — 1.8%
100,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	96,328
1,315,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,298,632
690,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(a)	691,944
680,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(a)	670,667
200,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(a)	188,500
1,068,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	1,055,367
212,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	215,492
325,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	317,829
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	282,573
		4,817,332
	Banking — 0.8%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	341,240
1,541,000	Synchrony Financial, 7.250%, 2/02/2033	1,655,360
		1,996,600
	Brokerage — 1.5%
650,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	678,467
155,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	162,869
1,415,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	1,478,137
1,528,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(a)	1,588,656
		3,908,129
	Building Materials — 0.4%
890,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	926,383
	Cable Satellite — 9.0%
2,276,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	2,173,690
775,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	768,868
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(a)	790,976
795,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	805,928
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	121,112
1,198,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	869,180
5,100,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,885,620
3,075,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,446,671
1,645,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,667,110
70,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	70,825
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$2,300,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	$2,350,719
2,285,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,215,873
235,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	230,712
2,090,000	DISH DBS Corp., 7.750%, 7/01/2026	2,064,561
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	317,438
4,384,111	EchoStar Corp., 10.750%, 11/30/2029	4,847,955
		23,627,238
	Chemicals — 3.5%
730,000	Ashland, Inc., 3.375%, 9/01/2031(a)	667,732
292,000	Chemours Co., 4.625%, 11/15/2029(a)	264,035
1,965,000	Chemours Co., 5.750%, 11/15/2028(a)	1,910,982
3,798,000	Hercules LLC, 6.500%, 6/30/2029	3,804,191
1,347,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(a)	1,338,149
1,313,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(a)	1,300,128
		9,285,217
	Construction Machinery — 0.6%
100,000	United Rentals North America, Inc., 3.750%, 1/15/2032	93,819
1,485,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,416,253
45,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	46,875
		1,556,947
	Consumer Cyclical Services — 0.6%
1,652,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,561,075
65,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	67,002
		1,628,077
	Consumer Products — 0.2%
315,000	Acushnet Co., 5.625%, 12/01/2033(a)	318,539
330,000	Whirlpool Corp., 6.500%, 6/15/2033	320,003
		638,542
	Diversified Manufacturing — 1.3%
795,000	Esab Corp., 6.250%, 4/15/2029(a)	817,433
1,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	1,291,491
1,255,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,284,534
		3,393,458
	Electric — 1.4%
399,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	403,058
505,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	514,999
1,308,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(a)	1,334,047
1,460,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	1,446,489
		3,698,593
	Environmental — 0.4%
130,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	130,127
475,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	488,834
275,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	270,415
130,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	136,392
		1,025,768
	Finance Companies — 2.2%
770,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.916%, 1/15/2067(a)(c)	503,426
1,560,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	1,634,618
980,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	1,034,801
280,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	289,957

Principal Amount	Description	Value (†)

	Finance Companies — continued
$260,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	$273,693
1,170,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,256,647
771,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	808,662
90,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	91,331
		5,893,135
	Financial Other — 0.5%
139,776	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)	8,153
113,835	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)	1,708
150,266	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)	2,254
854,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(a)	814,939
207,000	Burford Capital Global Finance LLC, 9.250%, 7/01/2031(a)	213,129
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	3,500
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	3,500
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	4,900
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	18,987
283,247	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	10,040
62,868	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	1,489
80,630	China Aoyuan Group Ltd., Series IAI, 5.500% PIK, 9/30/2031(d)	1,008
197,246	China Aoyuan Group Ltd., Series IAI, Zero Coupon(b)(c)	493
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	2,531
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	1,528
170,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	167,663
125,913	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(d)	2,639
210,788	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(d)	3,973
254,066	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(d)	3,811
382,780	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(d)	5,880
360,229	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(d)	5,163
86,129	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(d)	1,938
8,650	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	285
51,490	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(d)	808
190,948	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(d)	2,712
87,115	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(d)	87
88,565	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(d)	2,103
154,224	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(d)	3,085
205,851	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(d)	4,117
Principal Amount	Description	Value (†)

	Financial Other — continued
$288,766	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(d)	$3,607
107,594	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(d)	10,758
		1,306,788
	Food & Beverage — 2.0%
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	399,128
100,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	96,732
1,695,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,614,787
1,945,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,901,593
1,100,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	1,042,851
225,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	219,097
100,000	Post Holdings, Inc., 6.375%, 3/01/2033(a)	101,000
		5,375,188
	Gaming — 0.7%
1,680,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,722,943
	Health Care REITs — 0.2%
595,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032, (a)	635,420
	Health Insurance — 1.7%
1,165,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	1,080,993
1,690,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,534,820
390,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	397,591
1,415,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	1,453,247
		4,466,651
	Healthcare — 1.6%
320,000	DaVita, Inc., 4.625%, 6/01/2030(a)	311,165
895,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	841,617
735,000	Hologic, Inc., 3.250%, 2/15/2029(a)	724,395
745,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	730,437
245,000	Owens & Minor, Inc., 6.625%, 4/01/2030(a)	155,313
1,335,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	1,394,591
		4,157,518
	Home Construction — 2.0%
890,000	Mattamy Group Corp., 6.000%, 12/15/2033(a)	882,092
1,140,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,146,873
3,160,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	3,251,299
		5,280,264
	Independent Energy — 4.1%
549,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	555,733
2,355,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,435,346
420,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	440,185
2,764,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	2,867,377
100,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	94,895
640,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	620,494
910,000	Matador Resources Co., 6.250%, 4/15/2033(a)	911,210
1,140,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,150,938
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	154
568,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	559,995
1,115,000	SM Energy Co., 6.750%, 8/01/2029(a)	1,123,187
		10,759,514
	Industrial Other — 1.2%
585,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	575,041
340,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	358,404

Principal Amount	Description	Value (†)

	Industrial Other — continued
$165,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	$168,385
1,950,000	TopBuild Corp., 5.625%, 1/31/2034(a)	1,972,594
		3,074,424
	Leisure — 1.1%
1,445,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	1,366,032
1,405,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(a)	1,465,668
		2,831,700
	Life Insurance — 0.8%
1,960,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,979,569
	Lodging — 2.1%
995,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	923,639
175,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	167,489
355,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	357,438
1,350,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	1,383,733
688,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	657,321
1,480,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,443,085
547,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	555,232
		5,487,937
	Media Entertainment — 3.0%
1,030,000	Discovery Communications LLC, 3.625%, 5/15/2030	948,252
855,000	Discovery Communications LLC, 6.350%, 6/01/2040	708,160
1,230,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	1,108,061
272,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	222,958
562,250	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	541,604
1,895,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,759,289
2,433,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	2,135,736
540,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	381,407
		7,805,467
	Metals & Mining — 2.7%
725,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	736,401
380,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(a)	393,570
60,000	Commercial Metals Co., 3.875%, 2/15/2031	56,973
1,105,000	Commercial Metals Co., 4.125%, 1/15/2030	1,072,938
820,000	Commercial Metals Co., 4.375%, 3/15/2032	787,897
276,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	282,219
390,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	399,811
867,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	912,963
434,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	419,732
570,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	423,464
1,595,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	1,673,953
		7,159,921
	Midstream — 5.6%
2,230,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(a)	2,246,861
1,655,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,637,322
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	267,867
Principal Amount	Description	Value (†)

	Midstream — continued
$1,295,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	$1,382,354
806,000	Sunoco LP, 5.625%, 3/15/2031(a)	811,905
460,000	Sunoco LP, 7.250%, 5/01/2032(a)	486,375
247,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	211,781
46,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	41,859
2,185,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(b)	1,725,562
92,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	93,688
1,756,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,798,565
6,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	6,131
1,205,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	1,234,270
1,801,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	1,945,982
635,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	695,295
		14,585,817
	Non-Agency Commercial Mortgage-Backed Securities — 1.0%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.709%, 5/10/2047(a)(c)	739,383
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	130,518
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.166%, 8/10/2044(a)(c)	184,590
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.572%, 6/10/2047(a)(c)(f)	55,242
341,990	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.037%, 8/15/2046(c)	321,994
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.075%, 8/15/2046(c)	686,334
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.280%, 10/15/2030(a)(c)(f)	52,245
179,770	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(c)	108,673
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.310%, 12/15/2045(c)	189,196
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.145%, 8/15/2046(c)	166,504
		2,634,679
	Oil Field Services — 1.9%
603,000	Oceaneering International, Inc., 6.000%, 2/01/2028	609,769
285,000	Oceaneering International, Inc., 6.000%, 2/01/2028	288,199
382,500	Transocean International Ltd., 8.750%, 2/15/2030(a)	399,677
1,989,000	WBI Operating LLC, 6.250%, 10/15/2030(a)	2,000,994
1,613,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	1,651,893
		4,950,532
	Packaging — 1.5%
840,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	807,646
3,152,000	Ball Corp., 5.500%, 9/15/2033	3,213,125
		4,020,771

Principal Amount	Description	Value (†)

	Pharmaceuticals — 2.6%
$1,940,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	$1,736,300
572,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	592,500
5,106,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,861,180
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	209,902
220,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	253,317
200,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	207,445
		6,860,644
	Property & Casualty Insurance — 4.6%
1,855,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	1,911,924
1,210,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,255,345
46,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	47,307
3,390,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,553,923
2,020,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,092,916
662,000	Jones Deslauriers Insurance Management, Inc., 6.875%, 10/01/2033(a)	639,222
1,045,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	700,025
1,125,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,165,779
628,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	641,670
		12,008,111
	Restaurants — 2.0%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	236,720
360,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	354,871
1,160,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,104,789
1,930,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,917,831
575,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	590,284
1,005,000	Yum! Brands, Inc., 3.625%, 3/15/2031	950,671
		5,155,166
	Retailers — 2.0%
1,935,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,897,732
440,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	460,766
570,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	534,982
2,195,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	2,233,817
135,000	Wayfair LLC, 7.750%, 9/15/2030(a)	143,837
		5,271,134
	Technology — 8.7%
1,200,000	Block, Inc., 6.500%, 5/15/2032	1,247,832
854,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	869,784
185,000	CommScope LLC, 9.500%, 12/15/2031(a)	186,858
45,000	Entegris, Inc., 3.625%, 5/01/2029(a)	43,229
360,000	Entegris, Inc., 4.375%, 4/15/2028(a)	357,364
1,927,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,979,312
1,401,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	1,388,059
190,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	182,188
Principal Amount	Description	Value (†)

	Technology — continued
$518,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	$435,957
1,000,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	987,020
1,085,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	1,034,284
347,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	347,782
555,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	548,287
790,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	791,350
267,000	Open Text Corp., 3.875%, 12/01/2029(a)	253,391
1,350,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,290,359
120,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	111,948
1,334,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(a)	1,351,792
1,207,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	1,223,584
445,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(a)	436,070
175,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(a)	166,250
95,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	97,142
820,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	845,310
30,600	Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/01/2032(a)	34,752
256,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	249,777
1,610,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,510,946
335,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	327,195
510,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	534,007
1,319,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	1,358,898
882,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	911,745
1,848,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,755,147
		22,857,619
	Wirelines — 0.5%
1,305,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,246,275
	Total Non-Convertible Bonds (Identified Cost $211,978,076)	207,513,866

Convertible Bonds — 1.5%
	Cable Satellite — 0.7%
523,126	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	1,747,241
	Consumer Cyclical Services — 0.1%
61,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	63,714
47,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	53,016
53,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(a)	51,887
59,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	76,523
		245,140
	Diversified Manufacturing — 0.1%
32,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	52,464
50,000	Itron, Inc., 1.375%, 7/15/2030	50,531
		102,995
	Electric — 0.1%
30,000	Evergy, Inc., 4.500%, 12/15/2027	36,510
55,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	59,180
48,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	51,240
		146,930

Principal Amount	Description	Value (†)

	Financial Other — 0.1%
$17,628	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028	$276
50,000	IREN Ltd., Zero Coupon, 7/01/2031(a)	37,025
74,870	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	749
93,592	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	468
149,742	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	561
149,742	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	561
187,178	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	234
187,178	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	234
353,123	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	883
883,249	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	49,347
435,268	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	68,015
321,645	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	68,707
233,380	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	1,881
45,712	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	394
		229,335
	Food & Beverage — 0.0%
59,000	Post Holdings, Inc., 2.500%, 8/15/2027	63,484
	Independent Energy — 0.0%
17,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	16,380
	Industrial Other — 0.0%
44,000	Fluor Corp., 1.125%, 8/15/2029	50,125
16,000	Granite Construction, Inc., 3.750%, 5/15/2028	40,592
		90,717
	Leisure — 0.0%
47,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	52,317
	Media Entertainment — 0.0%
16,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	18,160
	Midstream — 0.0%
32,000	UGI Corp., 5.000%, 6/01/2028	45,344
	Pharmaceuticals — 0.0%
26,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	26,715
	Retailers — 0.0%
44,000	Burlington Stores, Inc., 1.250%, 12/15/2027	65,164
14,000	Freshpet, Inc., 3.000%, 4/01/2028	16,366
		81,530
	Technology — 0.4%
31,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	33,697
20,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(a)	17,730
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	106,850
50,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(a)	45,594
72,000	Guidewire Software, Inc., 1.250%, 11/01/2029	79,164
12,000	InterDigital, Inc., 3.500%, 6/01/2027	49,446
39,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	48,497
75,000	Nutanix, Inc., 0.500%, 12/15/2029	72,337
79,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	77,617
Principal Amount	Description	Value (†)

	Technology — continued
$15,000	Seagate HDD Cayman, 3.500%, 6/01/2028	$50,378
44,000	Snowflake, Inc., Zero Coupon, 10/01/2029	67,936
28,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	28,308
55,000	Wix.com Ltd., Zero Coupon, 9/15/2030(a)	48,593
91,000	Wolfspeed, Inc., 2.500%, 6/15/2031	134,794
54,000	Wolfspeed, Inc., 2.500%, 6/15/2031(a)	79,987
69,000	Zscaler, Inc., Zero Coupon, 7/15/2028(a)	64,549
		1,005,477
	Total Convertible Bonds (Identified Cost $3,427,474)	3,871,765
	Total Bonds and Notes (Identified Cost $215,405,550)	211,385,631

Senior Loans — 7.5%
	Automotive — 0.0%
200,000	First Brands Group LLC, 2021 Term Loan, 9.570%, 3/30/2027(e)	406
269,362	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(e)	547
88,382	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(c)(d)(g)	15,909
		16,862
	Brokerage — 0.2%
488,459	Advisor Group, Inc., 2025 Term Loan, 6 mo. USD SOFR + 3.000%, 6.595%, 7/30/2032(c)(g)	490,198
	Consumer Cyclical Services — 1.3%
1,187,637	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.198%, 10/31/2031(c)(g)	1,156,461
2,371,202	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.466%, 3/15/2030(c)	2,346,495
		3,502,956
	Healthcare — 2.5%
1,674,289	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(h)	1,689,358
1,673,885	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 7.966%, 1/15/2031(c)(g)	1,688,950
24,664	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(i)	24,725
35,358	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(c)(g)	35,445
460,365	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.216%, 10/23/2031(c)(g)	461,502
682,748	Inception Holdco SARL, 2025 USD Repriced Term Loan, 3 mo. USD SOFR + 3.250%, 6.947%, 4/18/2031(c)(g)	687,657
684,083	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.422%, 12/12/2028(c)(g)	687,332
174,342	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 12/10/2032(h)	174,778
1,150,658	U.S. Fertility Enterprises LLC, 2025 Term Loan, 12/10/2032(h)	1,153,535
		6,603,282

Principal Amount	Description	Value (†)

	Metals & Mining — 0.4%
$327,119	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(i)	$331,888
572,458	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.858%, 12/21/2029(c)(g)	580,805
		912,693
	Pharmaceuticals — 0.2%
564,733	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.447%, 1/27/2032(c)(g)	568,087
	Property & Casualty Insurance — 0.6%
331,185	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(c)(g)	330,152
695,426	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.066%, 8/19/2028(c)(g)	696,295
567,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.422%, 5/06/2032(c)(g)	573,525
		1,599,972
	Retailers — 0.3%
666,733	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.701%, 9/17/2032(c)(g)	669,400
	Technology — 1.8%
1,665,422	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.750%, 8.466%, 12/17/2029(c)(g)	1,666,204
214,460	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.185%, 10/09/2031(c)	215,112
1,973,000	Dayforce, Inc., 2025 Term Loan, 8/20/2032(h)	1,965,956
292,164	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.794%, 4/28/2028(c)(g)	258,566
238,791	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.151%, 7/03/2031(c)(g)	239,388
455,879	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.922%, 10/26/2030(c)(g)	454,871
		4,800,097
	Wireless — 0.2%
403,980	Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.216%, 1/30/2031(c)(g)	406,606
	Total Senior Loans (Identified Cost $19,724,749)	19,570,153

Equity-Linked Notes — 5.0%
262,837	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	267,910
273,495	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	282,380
404,333	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	427,359
412,847	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	406,539
400,376	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	374,650
269,028	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	254,365
411,508	Barclays Bank PLC, (FedEx Corp.), 13.420%, 1/29/2026(a)	428,897
327,607	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	268,061
Principal Amount	Description	Value (†)

$268,943	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	$223,998
267,438	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	275,405
405,594	Barclays Bank PLC, (Walt Disney Co.), 16.140%, 1/20/2026(a)	403,076
403,419	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	402,727
316,735	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	342,390
271,558	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	260,912
408,396	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	414,048
270,740	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	267,216
333,627	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	354,669
418,221	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	427,685
405,597	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	430,438
392,693	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	351,364
405,366	BNP Paribas Issuance BV, (Cardinal Health, Inc.), 15.070%, 2/03/2026(a)	421,746
264,994	BNP Paribas Issuance BV, (McKesson Corp.), 15.650%, 6/17/2026(a)	268,394
408,276	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	410,409
268,814	Citigroup Global Markets Holdings, Inc., (Honeywell International, Inc.), 12.100%, 1/06/2026(a)	262,256
266,257	Citigroup Global Markets Holdings, Inc., (Eversource Energy), 16.320%, 3/18/2026(a)	252,162
264,872	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	266,867
266,061	Citigroup Global Markets Holdings, Inc., (Palo Alto Networks, Inc.), 18.370%, 7/01/2026(a)	259,539
271,387	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	262,532
214,811	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	199,603
405,228	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	393,176
410,857	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	411,381
409,044	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	387,337
408,897	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	416,095
403,138	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	343,940
388,927	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	415,910
267,137	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	266,447
401,931	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	408,470
402,907	Nomura America Finance LLC, (Wholesale Corp.), 13.800%, 3/05/2026(a)	376,838
403,494	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	375,850
	Total Equity-Linked Notes (Identified Cost $13,457,390)	13,263,041

Shares	Description	Value (†)
Common Stocks— 2.6%
	Aerospace & Defense — 0.1%
312	General Electric Co.	$96,105
303	Howmet Aerospace, Inc.	62,121
		158,226
	Air Freight & Logistics — 0.1%
1,536	United Parcel Service, Inc., Class B	152,356
	Banks — 0.1%
591	Citigroup, Inc.	68,964
434	PNC Financial Services Group, Inc.	90,589
2,457	U.S. Bancorp	131,105
		290,658
	Biotechnology — 0.3%
541	AbbVie, Inc.	123,613
11,000	BioMarin Pharmaceutical, Inc.(f)	653,730
964	Gilead Sciences, Inc.	118,321
		895,664
	Capital Markets — 0.2%
347	Blackstone, Inc.	53,486
473	CME Group, Inc.	129,167
245	Moody's Corp.	125,158
1,054	Morgan Stanley	187,117
		494,928
	Chemicals — 0.0%
2,035	Corteva, Inc.	136,406
	Consumer Staples Distribution & Retail — 0.0%
138	Costco Wholesale Corp.	119,003
	Containers & Packaging — 0.1%
796	Packaging Corp. of America	164,159
	Electric Utilities — 0.1%
1,551	Duke Energy Corp.	181,793
	Electrical Equipment — 0.0%
1,005	Emerson Electric Co.	133,384
	Electronic Equipment, Instruments & Components — 0.0%
516	Amphenol Corp., Class A	69,732
	Financial Services — 0.1%
372	Mastercard, Inc., Class A	212,367
	Health Care Providers & Services — 0.0%
179	Elevance Health, Inc.	62,748
159	UnitedHealth Group, Inc.	52,488
		115,236
	Hotels, Restaurants & Leisure — 0.1%
28	Booking Holdings, Inc.	149,949
333	Royal Caribbean Cruises Ltd.	92,881
		242,830
	Household Durables — 0.0%
423	Garmin Ltd.	85,806
	Household Products — 0.2%
1,353	Colgate-Palmolive Co.	106,914
1,981	Kimberly-Clark Corp.	199,863
1,203	Procter & Gamble Co.	172,402
		479,179
	Interactive Media & Services — 0.1%
588	Alphabet, Inc., Class A	184,044
Shares	Description	Value (†)
	Media — 0.1%
5,231	Comcast Corp., Class A	$156,355
110,256	Optimum Communications, Inc., Class A(f)	181,922
		338,277
	Metals & Mining — 0.0%
1,034	Kinross Gold Corp.	29,117
	Oil, Gas & Consumable Fuels — 0.1%
42,669	Battalion Oil Corp.(f)	48,216
1,528	Exxon Mobil Corp.	183,879
2,423	Williams Cos., Inc.	145,647
		377,742
	Pharmaceuticals — 0.2%
3,936	Bristol-Myers Squibb Co.	212,308
2,541	Merck & Co., Inc.	267,466
		479,774
	Real Estate Management & Development — 0.0%
49,312	China Aoyuan Group Ltd.(f)	419
92,807	Kaisa Group Holdings Ltd.(f)	1,150
37,187	Sunac China Holdings Ltd.(f)	6,272
131,930	Times China Holdings Ltd.(f)	1,738
100,123	Yuzhou Group Holdings Co. Ltd.(f)	1,351
		10,930
	Retail REITs — 0.1%
923	Simon Property Group, Inc.	170,857
	Semiconductors & Semiconductor Equipment — 0.1%
79	ASML Holding NV	84,519
296	Broadcom, Inc.	102,445
176	Lam Research Corp.	30,128
286	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	86,912
4,231	Wolfspeed, Inc.(f)	73,662
		377,666
	Software — 0.3%
444	Microsoft Corp.	214,727
982	Salesforce, Inc.	260,142
769	SAP SE, ADR	186,798
		661,667
	Specialty Retail — 0.1%
1,254	TJX Cos., Inc.	192,627

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.1%
526	Apple, Inc.	$142,998
321	IQOR US, Inc.(f)	482
		143,480
	Total Common Stocks (Identified Cost $14,548,196)	6,897,908

Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.1%
	Aerospace & Defense — 0.1%
3,579	Boeing Co., 6.000%	247,166
	Brokerage — 0.0%
250	Apollo Global Management, Inc., 6.750%	18,880
	Electric — 0.0%
1,288	PG&E Corp., Series A, 6.000%	52,808
	Total Convertible Preferred Stocks (Identified Cost $255,651)	318,854

Non-Convertible Preferred Stocks — 0.3%
	Home Construction — 0.2%
21,265	Hovnanian Enterprises, Inc., 7.625%	438,910
	Other REITs — 0.1%
3,352	Prologis, Inc., Series Q, 8.540%,	187,745
	Total Non-Convertible Preferred Stocks (Identified Cost $192,273)	626,655
	Total Preferred Stocks (Identified Cost $447,924)	945,509

Other Investments — 0.0%
	Professional Services — 0.0%
1,146,248	CFLD Cayman Trust Units(f)(j) (Identified Cost $5,528)	5,741

Principal Amount	Description	Value (†)
Short-Term Investments — 5.3%
$9,324,877	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $9,325,991 on 1/02/2026 collateralized by $9,799,800 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $9,511,469 including accrued interest(k)	$9,324,877
3,296,000	U.S. Treasury Bills, 3.511%–3.526%, 4/07/2026(l)(m)	3,265,348
1,300,000	U.S. Treasury Bills, 3.745%, 1/15/2026(m)(n)	1,298,339
	Total Short-Term Investments (Identified Cost $13,888,082)	13,888,564
	Total Investments — 101.4% (Identified Cost $277,477,419)	265,956,547
	Other assets less liabilities — (1.4)%	(3,768,173)
	Net Assets — 100.0%	$262,188,374

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$183,938,460 or 70.2% of net assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(h)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(j)	Level 3 security. Value has been determined using significant unobservable inputs.
(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	134	$27,988,307	$27,977,734	$(10,573)

At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	34	$3,713,621	$3,716,359	$(2,738)
CBOT U.S. Long Bond Futures	3/20/2026	32	3,753,973	3,699,000	54,973
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	4	483,418	472,000	11,418
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	3	349,025	345,047	3,978
Total					$67,631
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$211,385,631	$ —	$211,385,631
Senior Loans(a)	—	19,570,153	—	19,570,153
Equity-Linked Notes	—	13,263,041	—	13,263,041
Common Stocks
Real Estate Management & Development	1,351	9,579	—	10,930
Technology Hardware, Storage & Peripherals	142,998	482	—	143,480
All Other Common Stocks(a)	6,743,498	—	—	6,743,498
Total Common Stocks	6,887,847	10,061	—	6,897,908
Preferred Stocks
Convertible Preferred Stocks(a)	318,854	—	—	318,854
Non-Convertible Preferred Stocks
Home Construction	438,910	—	—	438,910
Other REITs	—	187,745	—	187,745
Total Non-Convertible Preferred Stocks	438,910	187,745	—	626,655
Total Preferred Stocks	757,764	187,745	—	945,509
Other Investments
Professional Services	—	—	5,741	5,741
Short-Term Investments	—	13,888,564	—	13,888,564
Total Investments	7,645,611	258,305,195	5,741	265,956,547
Futures Contracts (unrealized appreciation)	70,369	—	—	70,369
Total	$7,715,980	$258,305,195	$5,741	$266,026,916

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(13,311)	$ —	$ —	$(13,311)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or December 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Other Investments
Professional Services	$5,636	$ —	$ —	$105	$ —	$ —	$ —	$ —	$5,741	$105